                              SOGEN OVERSEAS FUND
                                SOGEN GOLD FUND
                                SOGEN MONEY FUND
                      ----------------------------------



                                      LOGO




                      ----------------------------------
                               Semi-Annual Report
                               September 30, 1997

                               SoGen Funds, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

SOGEN OVERSEAS FUND

  From inception (four years and one month ago) through September 30, 1997, the value of an investment in your Fund increased at a compounded average annual rate of 13.73%. Over the past twelve months, the rate was 16.28%.*

  As of September 30, 1997 your Fund's net assets, on an economic basis, were invested as follows:

       Foreign stocks (/1/)     75.1%
       U.S. dollar bonds         6.9
       Foreign currency bonds    2.9
       Cash and equivalents     15.1
                               -----
                               100.0%
                               =====

-----------
(/1/)Includes convertible bonds with moderate premia.

  The ten major holdings were Buderus AG (German heating products company); Secom Co., Ltd. (Japanese provider of security services and equipment); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); The Tokio Marine and Fire Insurance Co., Ltd. (the largest Japanese non-life insurance company); Kuhne & Nagel Interna-tional AG Bearer (Swiss based freight forwarding company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Nestle SA Registered (Swiss based multinational food company); Legrand ADP (French low-voltage electrical fit-tings manufacturer); Sika Finanz AG Bearer (Swiss based specialty chemicals producer); and Societe Generale d'Affichage D.R.C. (Swiss billboard advertis-
er).

  Approximately 41% of the foreign stock portfolio was invested in developed countries in Continental Europe, 20% in Japan and 8% in emerging countries in the Pacific Rim. Other relatively large investments (about 4% - 5% each) were in Latin America, Canada, New Zealand, the United Kingdom and emerging markets in Europe.

  My associates and I continue to look for "values" anywhere in the world out-side the U.S.--not relative values ("this stock is cheaper than the market") because that can be a dangerous game: what if the overall market itself is overvalued?

  More specifically:
  . stock prices are high in Europe although there is value among smaller
    European stocks which have been generally ignored;
  . in Japan, some stocks are unduly depressed as a result of the long and deep bear market there;
  . in emerging markets, we are doing work on certain securities in Asia af-ter the recent sharp price declines in that region.

  As usual, we make some room for fixed income securities, either as substi-tutes for equities (such as emerging market bonds) or as decent values (such as New Zealand Dollar government securities).

  Finally, cash remains high. We would not hesitate to use up at least some of that reserve if we found genuine values here or there.

  Being on the side of caution has not helped returns in recent years. With strong equity markets in Europe and in emerging markets (at least until a few months ago), a lack of respect for risk and risk-adjusted returns has devel-oped. Caution is not a temporary feature of our investment approach, but a per-manent one. At some point, risk will get some respect.

SOGEN GOLD FUND

  From inception (four years and one month ago) the value of an investment in your Fund increased at a compounded average annual rate of 1.14%. However, over the past twelve months, the net asset value of your Fund declined 13.87%.*

  As of September 30, 1997 your Fund's net assets, on an economic basis, were invested as follows:

       Bank for International Settle-
         ments
         (U.S. and French Tranches)       11.1%
       Freeport McMoRan Copper and Gold
         (Preferred Series B, C, and D)   17.9
       U.S. securities                    15.5
       Canadian securities                10.9
       Australian and New Zealand secu-
         rities                            6.6
       South African securities           13.4
       Miscellaneous securities           21.2
       Cash and equivalents                3.4
                                         -----
                                         100.0%
                                         =====

  Our case for gold continues to be a modest one. The downside risk of the metal has been reduced--we believe--by the 50% or so price decline over the past decade and a half, as well as by the strong demand for gold jew-elry in developing countries over the past few years, although that demand may weaken as a result of recent difficulties in Asia. The upside potential is murky. We have no insight into the timing and the extent of any move upwards. The possible drivers would be either an acceleration of inflation in developed countries or a spreading distrust of currencies.

SOGEN MONEY FUND

  Short-term interest rates are still low and may move up if the economy stays strong. However, the recent turmoil in Asia may have a dampening impact on the U.S. economy next year.

                                                Sincerely yours,

                                                /s/ Jean-Marie Eveillard

                                                Jean-Marie Eveillard
                                                President
November 6, 1997



-----------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales load.

                               SoGen Funds, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SOGEN OVERSEAS FUND

  Over the past twelve months ended September 30, 1997, European stock markets advanced sharply in local currency terms. Such performance was attributable to an improving economic outlook in most countries, positive developments for Eu-ropean economic and monetary union ("EMU"), a stronger U.S. dollar and a favor-able interest rate environment. In Asia, Japanese stock performance lagged sig-nificantly, particularly in the six months ended September 30, 1997, as evi-dence of further delays in the long-awaited economic recovery began to surface. Continued concerns over the health of the financial sector also pressured Japa-nese stocks. Price declines were particularly steep for small capitalization stocks while export-oriented, larger capitalization stocks fared better. The Fund added to its Japanese holdings on a selective basis throughout the year. Other Asian markets registered mixed performances: equities in Hong Kong surged ahead of the territory's return to Chinese control in July 1997; elsewhere, in Southeast Asia, where the Fund's investments are minimal, markets weakened sig-nificantly and experienced sharp volatility in the summer as currency devalua-tions and financial turmoil spread throughout the region. Finally, Latin Ameri-can equities rose sharply; however, the Fund's investments in that region are limited.

  Overall, foreign stocks as a percentage of net assets remained stable over the year ended September 30, 1997, accounting for 75% of the portfolio. Fixed income securities (10% of net assets) generated steady returns; Brady bond holdings were particularly strong performers during the same period. Cash and equivalents rose to 15% of net assets compared to 14% a year ago. During the period, the impact of the rising U.S. dollar on the value of the Fund's assets was minimized since partial foreign currency hedges were in place throughout the year.

SOGEN GOLD FUND

  Over the past twelve months ended September 30, 1997, the price of gold de-clined by approximately 12%, ending the period at $334.45 per ounce. The re-ported selling of gold reserves by central banks--the largest holders of gold bullion--was a key factor in depressing gold prices. The Fund's holdings remain widely diversified across the world. We continue to avoid speculative and over-priced mining stocks, while favoring securities that are considered proxies for the price of gold bullion and the convertible bonds or preferred stocks issued by gold mining companies.

                               SoGen Funds, Inc.

                            SUMMARIES OF FUND DATA

  The tables below cover the period from August 31, 1993 to September 30, 1997. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an invest-ment made in a fund today. The amounts shown in the capital gains distribution and income dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                                         NET ASSET
                                                                                         VALUE OF
                                                                                        INVESTMENT
                                                                                           WITH
                                                                                         DIVIDENDS
                                                                            INVESTMENT      AND
                           NUMBER                   NET ASSET CAPITAL GAINS   INCOME   DISTRIBUTIONS
                          OF SHARES    TOTAL NET      VALUE   DISTRIBUTIONS DIVIDENDS   REINVESTED
                         OUTSTANDING     ASSETS     PER SHARE   PER SHARE   PER SHARE  (CUMULATIVE)*
                         ----------- -------------- --------- ------------- ---------- -------------
SOGEN OVERSEAS FUND
August 31, 1993               5,000  $       50,000  $10.00        --           --        $10.00
  (inception)
March 31, 1994           10,387,229     119,843,407   11.54        --           --         11.54
March 31, 1995           37,684,232     439,230,168   11.65      $0.02**      $0.05        11.72
March 31, 1996           48,827,734     647,397,659   13.26       0.17+        0.44        14.00
March 31, 1997           68,870,352     953,314,643   13.84       0.38++       0.60        15.71
September 30, 1997 (six  75,405,720   1,123,582,700   14.90        --           --         16.91
  months)+++

----------------------------------------------------------------------------------------------------

SOGEN GOLD FUND
August 31, 1993               3,500  $       35,000  $10.00        --           --        $10.00
  (inception)
March 31, 1994            1,961,653      22,406,115   11.42        --           --         11.42
March 31, 1995            4,515,060      50,921,957   11.28      $0.08**      $0.04        11.40
March 31, 1996            5,162,982      63,261,285   12.25       0.27+        0.35        13.09
March 31, 1997            4,966,414      52,651,226   10.60       0.02++       0.135       11.49
September 30, 1997 (six   4,865,175      46,996,208    9.66        --           --         10.48
  months)+++

----------------------
  * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)

 ** Comprised entirely of net short-term capital gains.

  + Includes net short-term capital gains per share in the amounts of $0.07 and $0.14 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

 ++ Includes net short-term capital gains per share in the amounts of $0.04 and $0.01 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

+++ Unaudited.

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   NUMBER                                                  COST        VALUE
 OF SHARES                                               (NOTE 1)     (NOTE 1)
 ---------                                               --------     --------

            COMMON AND PREFERRED STOCKS
            UNITED KINGDOM AND IRELAND (3.86%)
  1,840,454 Antofagasta Holdings plc (21)...........   $  9,372,214 $ 12,241,084
  5,285,000 Lonrho plc (21).........................     11,288,915    9,854,275
  1,850,000 McBride plc (12)........................      5,077,650    5,047,265
  1,000,000 Royal Doulton plc (12)..................      4,179,355    3,349,776
    700,000 Greencore Group plc (4).................      1,918,345    3,307,168
  3,750,000 Aggregate Industries plc (6)............      2,094,888    3,269,059
    750,000 ED&F Man Group plc (4)..................      1,963,725    2,560,763
    675,000 Berisford plc (12)......................      1,910,883    1,906,951
    100,000 Scottish Media Group plc (15)...........        621,771    1,110,673
    150,000 RIT Capital Partners plc (22)...........        510,808      697,399
                                                       ------------ ------------
                                                         38,938,554   43,344,413
                                                       ------------ ------------
            FINLAND (0.40%)
     55,000 Vaisala Oy A (11).......................      2,022,905    4,173,385
     10,000 Aamulehti Yhtymae Oy II (15)............        151,826      352,841
                                                       ------------ ------------
                                                          2,174,731    4,526,226
                                                       ------------ ------------
            SWEDEN (2.95%)
    335,000 AssiDoman AB (3)........................      7,318,104   11,461,691
    305,000 Tidnings AB Marieberg (15)..............      8,147,000    8,461,030
    110,000 Investor AB "B' (20)....................      4,470,033    5,899,604
    275,000 IRO AB (7)..............................      2,991,322    4,250,330
    300,000 Gorthon Lines AB "B' (9)................      1,557,476    1,922,061
    220,000 Bylock & Nordsjofrakt AB "B' (9)........        894,708    1,147,952
                                                       ------------ ------------
                                                         25,378,643   33,142,668
                                                       ------------ ------------
            NORWAY (0.68%)
    345,000 Schibsted ASA (15)......................      4,509,315    6,055,459
     15,000 Orkla ASA "B' (12)......................        487,491    1,220,859
     10,000 Adelsten ASA "A' (13)...................        149,459      198,168
     10,000 Adelsten ASA "B' (13)...................        120,513      169,859
                                                       ------------ ------------
                                                          5,266,778    7,644,345
                                                       ------------ ------------
            DENMARK (0.55%)
     80,000 Carlsberg International A/S "B' (12)....      3,670,112    4,410,505
     15,000 Kobenhavns Lufthavne A/S (9)............        662,505    1,754,517
                                                       ------------ ------------
                                                          4,332,617    6,165,022
                                                       ------------ ------------
            NETHERLANDS (1.55%)
     95,000 Philips Electronics NV ADR (10).........      3,194,164    7,980,000
    100,000 Apothekers Cooperatie OPG U.A. (14).....      2,703,065    3,173,484
    201,212 European City Estates (19)..............      3,267,199    3,040,681
     50,000 Randstad Holding NV (16)................        567,169    2,060,246

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            NETHERLANDS (continued)
     35,000 Holdingmaatschappij de Telegraaf NV
             (15)..................................   $    334,731 $    740,480
     15,000 Content Beheer NV (16).................        247,014      462,422
                                                      ------------ ------------
                                                        10,313,342   17,457,313
                                                      ------------ ------------
            BELGIUM (0.67%)
     33,500 Deceuninck Plastics Industries SA (6)..      5,491,832    6,806,191
      1,640 Societe Belge des Betons SA (6)........        936,380      725,913
                                                      ------------ ------------
                                                         6,428,212    7,532,104
                                                      ------------ ------------
            GERMANY (5.53%)
     34,500 Buderus AG (7).........................     14,733,506   17,617,021
     11,750 Axel Springer Verlag AG (15)...........      6,689,684   10,066,667
    200,000 Bayer AG (8)...........................      4,575,297    7,977,305
    100,000 Hornbach Holding AG Pfd. (13)..........      8,283,312    7,103,546
     11,500 Suedzucker AG Pfd. (12)................      5,214,710    5,813,617
     38,500 Bertelsmann AG D.R.C. (15).............      4,982,892    4,696,454
    215,000 Gerresheimer Glas AG (7)...............      3,742,015    2,878,865
     85,000 IVG Holding AG (19)....................      2,770,807    2,425,816
     25,000 Degussa AG (8).........................        858,696    1,374,468
      4,500 SAP AG Pfd. (11).......................        122,582    1,208,936
     50,000 Deutsche Lufthansa AG (9)..............        584,847      985,816
                                                      ------------ ------------
                                                        52,558,348   62,148,511
                                                      ------------ ------------
            FRANCE (9.98%)
    100,000 Legrand ADP (7)........................      8,618,094   13,768,287
     22,500 Eurafrance (20)........................      9,099,499    9,502,652
     40,000 Europe 1 Communication (15)............      9,008,436    8,818,461
     75,000 Marine-Wendel (20).....................      6,718,510    8,108,930
     31,500 Sagem ADP (10).........................      9,154,158    7,875,798
     50,000 Elf Aquitaine (2)......................      3,705,094    6,689,867
    125,000 Eramet (1).............................      7,368,844    5,638,240
     17,710 Promodes C.I. (13).....................      2,335,940    5,534,936
      3,000 Promodes (13)..........................        543,878    1,173,768
     62,500 Emin Leydier (3).......................      4,742,363    4,804,119
     22,500 Emin Leydier-REG (3)...................      1,638,595    1,729,483
     38,500 Compagnie Generale des Eaux (18).......      4,493,481    4,539,818
     41,983 Compagnie Generale des Eaux Warrants
             (a)(18)...............................              0       22,696
     52,500 Gaumont SA (15)........................      2,933,903    3,707,301
     41,500 Fimalac SA (20)........................      3,790,933    3,561,510
     23,500 NSC Groupe (7).........................      4,148,665    3,318,917
      6,050 Taittinger (12)........................      2,869,674    3,219,499
     10,500 Taittinger C.I. (12)...................      2,722,762    3,121,938
     30,000 Rougier SA (3).........................      2,376,645    1,859,986
     10,000 Robertet SA (12).......................      2,005,215    1,824,509
      7,394 Robertet SA C.I. (12)..................      1,064,339    1,045,508
      3,000 Societe Sucriere de Pithiviers le Vieil
             (4)...................................      1,148,828    1,692,232

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   NUMBER                                                                   COST        VALUE
 OF SHARES                                                                (NOTE 1)     (NOTE 1)
 ---------                                                                --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            FRANCE (continued)
     47,638 Societe du Louvre C.I. (19)..............................   $    756,648 $  1,476,767
     18,000 Societe du Louvre (19)...................................        848,964      942,663
     25,000 C.G.D.E. Michelin "B' (5)................................      1,165,824    1,423,286
     10,000 Sabeton SA (20)..........................................      1,843,091    1,351,488
     25,000 Conflandey (1)...........................................      1,432,135    1,305,031
     25,000 Burelle SA (a)(5)........................................      1,451,968    1,199,446
     12,875 Crometal (7).............................................        852,748      804,769
     10,000 La Brosse et Dupont (12).................................        718,979      743,319
      2,500 Elf Gabon (2)............................................        422,699      582,407
     28,000 Teleflex Lionel Dupont (a)(7)............................        599,556      561,003
      5,500 C.E.E. (Continentale d'Equipements Electriques) (a)(7)...        653,923       98,490
     20,000 Immobiliere Hoteliere (a)(19)............................        575,842       84,299
                                                                        ------------ ------------
                                                                         101,810,233  112,131,423
                                                                        ------------ ------------
            SWITZERLAND (7.80%)
     21,500 Kuhne & Nagel International AG Bearer (9)................     12,811,310   15,126,746
     10,000 Nestle SA Registered (12)................................     12,924,986   13,974,823
     35,500 Societe Generale d'Affichage D.R.C. (15).................     13,595,750   13,076,048
     40,000 Sika Finanz AG Bearer (6)................................     10,464,053   12,995,344
      1,565 Bank for International Settlements (U.S. Tranche) (24)...     11,628,784   10,740,990
        855 Bank for International Settlements (French Tranche) (24).      6,444,916    5,589,840
     25,000 Edipresse SA Bearer (15).................................      5,008,072    7,259,872
      2,500 Lindt & Sprungli AG PC (12)..............................      3,153,128    4,354,199
     12,973 SAirgroup D.R.C. (a)(9)..................................      1,442,773    2,952,985
      1,000 Schindler Holding AG PC (7)..............................      1,011,255    1,182,963
      1,859 Vetropack Holding AG Bearer (12).........................        515,795      339,807
                                                                        ------------ ------------
                                                                          79,000,822   87,593,617
                                                                        ------------ ------------
            AUSTRIA (0.77%)
     68,500 VAE AG (9)...............................................      6,894,334    7,184,948
     35,000 Flughafen Wien AG (9)....................................      1,503,631    1,450,538
                                                                        ------------ ------------
                                                                           8,397,965    8,635,486
                                                                        ------------ ------------
            ITALY (1.78%)
 13,350,000 Montedison SpA Non Convertible Savings (21)..............      7,073,978    7,364,341
    395,000 Istituto Finanziario Industriale SpA Privileged  (20)....      3,590,377    5,413,001
    650,000 Arnoldo Mondadori Editore SpA (15).......................      4,534,147    4,763,232
    550,000 Industrias Macchine Automatiche SpA (7)..................      2,133,936    2,449,554
                                                                        ------------ ------------
                                                                          17,332,438   19,990,128
                                                                        ------------ ------------
            SPAIN AND PORTUGAL (1.30%)
    750,000 Energia e Industrias Aragonesas SA (8)...................      3,762,385    5,543,237
    125,000 Banco Comercial Portugues SA (17)........................      1,782,951    2,644,766
    125,000 Espirito Santo Financial Group SA ADR (17)...............      1,568,865    2,601,562
     18,000 Corporacion Financiera Alba SA (20)......................      1,273,003    2,010,079

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            SPAIN AND PORTUGAL (continued)
     65,000 Companhia de Celulose do Caima SA (3)..   $  1,269,666 $  1,299,276
    100,000 Omsa Alimentacion SA (12)..............        521,569      500,571
                                                      ------------ ------------
                                                        10,178,439   14,599,491
                                                      ------------ ------------
            GREECE (0.58%)
     77,680 Titan Cement Co. (6)...................      1,141,872    4,701,031
     13,860 Titan Cement Co. Pfd. (6)..............        171,006      651,609
    379,380 H. Benrubi & Fils SA (12)..............      2,265,445    1,090,055
     18,000 H. Benrubi & Fils SA Pfd. (12).........         92,036       42,668
                                                      ------------ ------------
                                                         3,670,359    6,485,363
                                                      ------------ ------------
            TURKEY (0.14%)
 95,474,400 Medya Holding Group (15)...............      3,092,220      821,921
 74,250,000 Sabah Yayincilik A.S. (15).............      1,171,231      777,699
                                                      ------------ ------------
                                                         4,263,451    1,599,620
                                                      ------------ ------------
            ISRAEL (1.17%)
  1,190,550 The Israel Land Development Company
             Ltd. (a)(21)..........................      5,256,694    7,221,648
     15,000 The Israel Land Development Company
             Ltd.
             ADR (a)(21)...........................        202,500      274,688
  1,742,500 Super-Sol (a)(13)......................      3,716,995    5,668,734
                                                      ------------ ------------
                                                         9,176,189   13,165,070
                                                      ------------ ------------
            COMMONWEALTH OF INDEPENDENT STATES
             (0.93%)
    672,461 Firebird Fund, L.P. (a)(b)(d)(22)......        683,593    4,033,827
      9,000 Baltic Republics Fund (a)(b)(d)(22)....        905,750    2,610,000
    100,000 First NIS Regional Fund SICAF
             (a)(b)(d)(22).........................      1,000,000    2,000,000
      7,252 Firebird Republics Fund, Ltd. Class "A'
             (a)(b)(d)(22).........................      1,175,000    1,339,155
     10,000 Templeton Russia Fund Inc. (22)........        146,850      496,250
                                                      ------------ ------------
                                                         3,911,193   10,479,232
                                                      ------------ ------------
            JAPAN (15.33%)
    245,000 Secom Co., Ltd. (16)...................     13,841,380   16,589,125
  1,285,000 The Tokio Marine & Fire Insurance Co.,
             Ltd. (17).............................     14,030,815   15,479,998
    350,000 Fuji Photo Film Co., Ltd. (12).........      8,561,518   14,480,954
     85,000 Toho Co., Ltd. (15)....................     11,831,103   11,510,821
    185,000 Ito-Yokado Co., Ltd. (13)..............      9,593,873   10,051,925
    400,000 Shimano Inc. (12)......................      7,575,846    9,305,031
  1,315,000 The Nichido Fire & Marine Insurance
             Co., Ltd. (17)........................      8,675,639    8,630,831
    500,000 Shiseido Company, Ltd. (12)............      5,870,825    8,058,821
  1,575,000 The Dai-Tokyo Fire & Marine Insurance
             Co., Ltd. (17)........................      9,381,877    7,131,434
  1,050,000 Nisshinbo Industries, Inc. (12)........      9,701,413    6,970,049
  1,115,000 Okumura Corporation (16)...............      6,168,456    5,771,154
     65,000 Hitachi, Ltd. ADR (11).................      6,162,526    5,732,187
    675,000 Tachi-S Co., Ltd. (5)..................      6,854,029    5,585,511

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            JAPAN (continued)
  1,000,000 The Koa Fire & Marine Insurance Co.,
             Ltd. (17).............................   $  5,921,975 $  5,391,933
  1,575,000 Hanshin Electric Railway Co., Ltd. (9).      6,325,346    5,312,591
    361,500 Chofu Seisakusho Co., Ltd. (12)........      6,679,061    5,135,754
    565,000 Shoei Co., Ltd. (20)...................      5,200,358    4,834,877
  1,125,000 The Dowa Fire & Marine Insurance Co.,
             Ltd. (17).............................      5,518,457    4,486,354
    215,000 T. Hasegawa Co., Ltd. (12).............      4,863,737    4,322,685
    800,000 Aida Engineering, Ltd. (7).............      5,498,495    3,981,224
    550,000 Sotoh Co., Ltd. (12)...................      5,244,470    3,564,159
  1,698,000 Iino Kaiun Kaisha, Ltd. (a)(9).........      6,376,698    3,357,488
    535,000 Nittetsu Mining Co., Ltd. (1)..........      4,613,602    2,978,025
     45,000 Asatsu Inc. (15).......................      1,665,107    1,140,282
     70,000 Tsutsumi Jewelry Co., Ltd. (13)........      3,695,531    1,134,051
    100,000 Sonton Food Industry Co., Ltd. (12)....      1,091,566      988,659
     17,000 Amatsuji Steel Ball Mfg. Co., Ltd. (7).        207,138      169,484
      7,750 Fast Retailing Co., Ltd. (13)..........        332,883      162,900
                                                      ------------ ------------
                                                       181,483,724  172,258,307
                                                      ------------ ------------
            SOUTH KOREA (1.50%)
     65,000 Dong Ah Tire Industry Co., Ltd. (5)....      4,286,194    3,516,393
     30,000 Nam Yang Dairy Products (12)...........      2,998,533    3,032,787
    100,000 LG Industrial Systems (7)..............      2,524,239    2,021,858
     40,561 Woong Jin Publishing Co., Ltd. (15)....      2,282,755    1,972,639
     45,939 Samsung Electronics Co., Ltd. Pfd.
             (10)..................................      3,011,582    1,636,734
     85,000 Choong Nam Spinning (a)(12)............      1,596,424    1,096,175
     59,270 Cheil Jedang Corporation Pfd. (21).....      1,061,802      829,132
     31,740 Young Chang Akki Co. (12)..............      1,481,090      655,613
    116,060 Ssangyong Cement Industries Pfd. (6)...      1,779,041      596,155
     81,844 LG Electronics Inc. Pfd. (10)..........      1,704,674      594,822
     16,458 LG Electronics Inc. (10)...............        233,549      323,764
     70,275 Korean Air Lines Pfd. (a)(9)...........      1,021,083      345,615
     12,500 Korean Air Lines (a)(9)................        190,177      170,765
                                                      ------------ ------------
                                                        24,171,143   16,792,452
                                                      ------------ ------------
            HONG KONG (2.21%)
 33,300,042 CDL Hotels International Limited (19)..     14,070,287   12,049,640
  8,950,000 Shaw Brothers (Hong Kong) Limited (15).     11,732,410    9,310,868
  2,500,000 South China Morning Post Holdings Corp.
             (15)..................................      1,523,194    2,277,720
  3,750,000 China-HongKong Photo Products Holdings
             Limited (12)..........................      1,338,148    1,235,784
                                                      ------------ ------------
                                                        28,664,039   24,874,012
                                                      ------------ ------------
            TAIWAN (0.12%)
    985,185 Far Eastern Textile, Entitlement
             Certificates (12).....................      1,146,250    1,370,512
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            SINGAPORE AND MALAYSIA (0.96%)
    560,000 Singapore Bus Service Ltd. (9).........   $  3,563,550 $  2,766,111
    750,000 Clipsal Industries Ltd. (6)............      1,755,454    2,385,000
  1,000,000 Times Publishing Limited (15)..........      2,501,707    2,237,488
  1,500,000 Thakral Corporation Ltd. (13)..........      1,284,616    1,275,000
    350,000 Genting Berhad (12)....................      1,167,019    1,088,865
  1,250,000 Intraco, Ltd. (13).....................      1,978,011    1,079,490
                                                      ------------ ------------
                                                        12,250,357   10,831,954
                                                      ------------ ------------
            THAILAND (0.26%)
    589,900 Oriental Hotel PCL (19)................      2,916,880    2,965,978
                                                      ------------ ------------
            VIETNAM (0.13%)
     65,182 Templeton Vietnam Opportunities Fund,
             Inc. Class "A' (22)...................        786,293      745,519
    162,900 The Lazard Vietnam Fund Limited
             (a)(b)(d)(22).........................        448,873      407,250
     42,800 The Vietnam Frontier Fund
             (a)(b)(d)(22).........................        440,840      278,200
                                                      ------------ ------------
                                                         1,676,006    1,430,969
                                                      ------------ ------------
            INDIA AND PAKISTAN (0.38%)
    325,000 The Pakistan Investment Fund, Inc.
             (a)(22)...............................      2,544,599    1,929,687
    149,500 The India Fund, Inc. (22)..............      1,788,520    1,382,875
     10,000 The Spartek Emerging Opportunities of
             India Fund (a)(b)(d)(22)..............      1,035,000      486,700
     75,000 Gujarat Narmada Valley Fertilizers
             Company Limited GDR (8)...............        862,500      285,000
     50,000 Gujarat Narmada Valley Fertilizers
             Company Limited GDR (b)(8)............        640,625      190,000
                                                      ------------ ------------
                                                         6,871,244    4,274,262
                                                      ------------ ------------
            AUSTRALIA AND NEW ZEALAND (3.08%)
  5,000,549 Carter Holt Harvey Limited (3).........     10,875,028   10,870,381
  1,138,590 Independent Press Communications
             Limited 5% Conv. Pfd. (15)............      6,321,229    6,717,112
  6,121,333 Shortland Properties Limited (19)......      3,174,660    4,003,811
  6,250,000 Tasman Agriculture Limited (4).........      4,437,058    3,927,656
  2,472,333 Spotless Services Limited (16).........      1,488,362    2,868,500
  6,353,338 Evergreen Forests Limited (a)(3).......      2,788,257    2,525,928
    725,000 Eltin Limited (24).....................      2,309,039    1,067,240
    375,700 Radio Pacific Limited (15).............        682,453      843,212
  1,250,000 Wrightson Limited (4)..................      1,215,339      777,516
    800,000 Motors Holding Limited (13)............        595,562      469,897
    150,000 The Colonial Motor Company Limited
             (13)..................................        169,520      235,659
    825,000 Apple Fields Limited (a)(4)............        507,472      201,032
    250,000 Damba Holdings Limited (13)............        130,848       83,362
                                                      ------------ ------------
                                                        34,694,827   34,591,306
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------

            COMMON AND PREFERRED STOCKS (continued)
            CANADA (2.87%)
    475,000 Noranda Inc. (21)......................   $  8,806,986 $  9,490,029
    275,000 Canadian Pacific Limited (21)..........      4,669,325    8,129,687
    145,000 Canadian National Railway Company (9)..      3,908,782    7,540,000
    150,000 Franco-Nevada Mining Corp. Ltd. (24)...      3,204,853    3,534,330
    185,000 Dofasco Inc. (1).......................      2,769,277    3,528,720
                                                      ------------ ------------
                                                        23,359,223   32,222,766
                                                      ------------ ------------
            MEXICO (1.28%)
  2,525,000 Industrias Penoles, S.A. de C.V. (1)...     10,117,383   12,166,323
     35,000 Grupo Televisa S.A. GDR (a)(15)........        758,654    1,253,437
  3,500,000 Grupo Fernandez Editores, S.A. de C.V.
             "B' (a)(15)...........................      1,033,836      969,467
                                                      ------------ ------------
                                                        11,909,873   14,389,227
                                                      ------------ ------------
            ARGENTINA (0.84%)
  1,650,000 Siderca S.A.I.C. (2)...................        975,256    4,950,990
  3,030,864 Ledesma S.A.A.I. (4)...................      4,686,541    3,486,191
    262,500 Cresud S.A.C.I.F. y A. (a)(4)..........        411,316      564,488
    100,000 IRSA Inversiones y Representaciones
             S.A. (19).............................        228,479      445,089
                                                      ------------ ------------
                                                         6,301,592    9,446,758
                                                      ------------ ------------
            SOUTH AFRICA (0.39%)
    100,000 Omni Media Corporation (15)............        782,730    1,540,857
     53,700 Anglo American Platinum Corporation
             Ltd. (24).............................        847,702      931,231
     39,643 Anglo American Platinum Corporation
             Ltd. ADR (24).........................        457,896      687,468
    137,029 JCI Limited (1)........................        793,198      784,242
    200,000 Stellenbosch Farmers' Winery Group
             Limited (4)...........................        215,345      386,556
                                                      ------------ ------------
                                                         3,096,871    4,330,354
                                                      ------------ ------------
            MISCELLANEOUS (2.20%)
    200,000 Banco Latinoamericano de Exportaciones
             S.A. Class "E' (BLADEX) (17)..........      8,384,296    8,950,000
    257,500 Freeport McMoRan Copper & Gold Inc.,
             Preferred Series "D' (d)(24)..........      5,219,425    5,439,688
    235,000 Minorco ADR (1)........................      5,279,557    5,243,437
    175,000 North European Oil Royalty Trust (2)...      2,363,842    2,953,125
        500 Socfinasia (20)........................        673,348    1,608,314
      5,000 Carl Marks Global Value Fund, L.P.
             (a)(b)(d)(22).........................        500,000      517,850
                                                      ------------ ------------
                                                        22,420,468   24,712,414
                                                      ------------ ------------
            TOTAL COMMON AND PREFERRED STOCKS......    744,094,811  811,131,303
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 PRINCIPAL                                                COST        VALUE
   AMOUNT                                               (NOTE 1)     (NOTE 1)
 ---------                                              --------     --------

            BONDS, NOTES AND CONVERTIBLE BONDS
            U.S. DOLLAR CONVERTIBLE BONDS (2.57%)
 $1,100,000 Medya International Ltd. 10% due
             6/28/2001 (15)........................   $    954,777 $    858,000
  1,250,000 International Container Terminal
             Services, Inc. 5% due 9/15/2001
             (d)(e)(9).............................      1,060,076    1,012,500
  3,000,000 International Container Terminal
             Services, Inc. 1 3/4% due 3/13/2004
             (9)...................................      2,802,400    2,647,500
  1,500,000 YangMing Marine Transportation 2% due
             10/06/2001 (9)........................      1,737,000    1,672,500
  1,000,000 Sincere Navigation Corporation 3 3/4%
             due 5/26/2003 (9).....................      1,051,125    1,152,500
  2,860,000 IRSA Inversiones y Representaciones
             S.A. 4 1/2% due 8/02/2003 (19)........      2,999,309    3,274,700
  6,761,000 Scandinavian Broadcasting System SA 7
             1/4% due 8/01/2005 (15)...............      6,523,665    6,963,830
  4,925,000 P.T. Inti Indorayon Utama 7% due
             5/02/2006 (3).........................      3,940,196    3,570,625
  1,000,000 Tipco Asphalt Public Co. Ltd. 2 3/4%
             due 9/19/2006 (6).....................        871,728      875,000
  5,750,000 Cheil Jedang Corporation 3% due
             12/31/2006 (21).......................      6,892,480    6,871,250
                                                      ------------ ------------
                                                        28,832,756   28,898,405
                                                      ------------ ------------
            U.S. DOLLAR BONDS AND NOTES (6.25%)
  2,500,000 IRSA Inversiones y Representaciones
             S.A. 8 7/8% due 3/03/1999 (19)........      2,391,412    2,551,562
    300,000 Tubos de Acero de Mexico S.A. 10 1/2%
             due
             3/10/1999 (d)(2)......................        294,475      310,500
  1,000,000 Cemex SA 10% due 11/05/1999 (6)........        969,499    1,046,250
    500,000 P.T. Inti Indorayon Utama 9 1/8% due
             10/15/2000 (3)........................        458,709      505,625
  1,950,000 PT Pabrik Kertas Tjiwi Kimia 13 1/4%
             due 8/01/2001 (3).....................      2,029,250    2,165,475
  1,000,000 Banco Safra SA 10 3/8% due 10/28/2002
             (b)(17)...............................        987,651      976,250
    500,000 Vital Forsikring FRN due 12/22/2003
             (6.9688% @ 9/30/1997) (17)............        498,517      505,500
  9,000,000 Grupo Televisa S.A. 0/13 1/4% due
             5/15/2008
             (0% @ 9/30/97) (a)(15)................      6,058,707    6,918,750
  6,960,000 Republic of Argentina FRB due 3/31/2005
             (6.6875% @ 9/30/1997) (23)............      5,340,153    6,620,700
  5,750,000 Republic of Argentina Par 5 1/2% due
             3/31/2023 (23)........................      2,792,614    4,355,625
  1,962,500 Federal Republic of Brazil IDU FRN due
             1/01/2001 (6.8125% @ 9/30/1997) (23)..      1,615,937    1,945,819
    445,500 Federal Republic of Brazil EI FRN due
             4/15/2006 (6.8750% @ 9/30/1997) (23)..        309,861      417,935
  7,500,000 Federal Republic of Brazil DCB FRN due
             4/15/2012 (6.9375% @ 9/30/1997) (23)..      5,870,275    6,365,625
  4,547,747 Federal Republic of Brazil "C' Bonds 8%
             due
             4/15/2014 (23)........................      2,458,155    3,871,270
    500,000 Federal Republic of Brazil Disc. ZL FRN
             due 4/15/2024 (6.8750% @ 9/30/1997)
             (23)..................................        309,571      440,937
  1,750,000 Federal Republic of Brazil Par ZL 5
             1/4% due
             4/15/2024 (23)........................        788,867    1,291,719
  1,000,000 Republic of Ecuador Disc. FRN due
             2/28/2025
             (6.6875% @ 9/30/1997) (23)............        555,092      815,625

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    PRINCIPAL                                              COST         VALUE
      AMOUNT                                             (NOTE 1)      (NOTE 1)
    ---------                                            --------      --------

                  BONDS, NOTES AND CONVERTIBLE BONDS (continued)
                  U.S. DOLLAR BONDS AND NOTES
                   (continued)
     $  2,250,000 United Mexican States Disc. FRN
                   "A' due 12/31/2019 (6.8671% @
                   9/30/1997) (23)..................   $   1,900,478 $  2,151,562
        1,750,000 United Mexican States Disc. FRN
                   "B' due 12/31/2019 (6.8359% @
                   9/30/1997) (23)..................       1,475,884    1,673,437
          750,000 United Mexican States Disc. FRN
                   "C' due 12/31/2019 (6.8203% @
                   9/30/1997) (23)..................         628,646      717,188
        2,750,000 United Mexican States Disc. FRN
                   "D' due 12/31/2019 (6.8125% @
                   9/30/1997) (23)..................       2,353,541    2,629,687
        1,904,760 Republic of Venezuela FLIRB "B'
                   due 3/31/2007 (6 3/4% @
                   9/30/1997) (23)..................       1,080,314    1,814,284
        3,000,000 Republic of Venezuela DCB FRN due
                   12/18/2007 (6 3/4% @ 9/30/1997)
                   (23).............................       2,037,932    2,863,125
        1,000,000 Republic of Venezuela Disc. "A'
                   FRN due 3/31/2020 (6.8125% @
                   9/30/1997) (23)..................         573,814      938,750
        1,000,000 Central Bank of the Philippines
                   NMB FRN due 1/05/2005 (6.7187% @
                   9/30/1997) (23)..................         926,698      961,875
          250,000 Central Bank of the Philippines
                   DCB FRN due 12/01/2009 (6.8125% @
                   9/30/1997) (23)..................         219,934      235,625
        3,000,000 Republic of Bulgaria IAB due
                   7/28/2011
                   (6.6875% @ 9/30/1997) (23).......       2,191,620    2,428,125
        1,000,000 Republic of Bulgaria Disc. "A' FRN
                   due 7/28/2024 (6.6875% @
                   9/30/1997) (23)..................         527,500      832,500
        3,250,000 Republic of Poland Disc. FRN due
                   10/27/2024 (6.9375% @ 9/30/1997)
                   (23).............................       2,300,435    3,189,062
        1,500,000 Bergen Bank Floating Rate
                   Perpetual Notes
                   (6% @ 9/30/1997) (17)............       1,165,250    1,332,525
        3,000,000 Christiana Bank Floating Rate
                   Perpetual Notes
                   (6 1/4% @ 9/30/1997) (17)........       2,326,250    2,715,000
        1,500,000 A/S Eksportfinans 0% due
                   11/07/1997 (a)(d)(2).............       1,500,000    2,365,800
        2,000,000 Goldman Sachs Group L.P. Cocoa
                   Indexed Note 5.90% due 11/10/1997
                   (d)(4)...........................       2,000,000    2,299,600
                                                       ------------- ------------
                                                          56,937,041   70,253,312
                                                       ------------- ------------
                  NON U.S. DOLLAR CONVERTIBLE BONDS
                   (2.35%)
 NZD    2,153,666 Shortland Properties Limited 7
                   1/2% due
                   12/31/1998 (19)..................       1,013,716    1,367,228
 CAD    3,250,000 InterTAN, Inc. 9% due 8/30/2000
                   (13).............................       2,389,235    2,523,164
 JPY  200,000,000 Nippon Yusen Kabushiki 2% due
                   9/29/2000 (9)....................       2,271,122    1,711,461
 JPY  200,000,000 Hanshin Electric Railway Co., Ltd.
                   1 1/2% due 9/30/2005 (9).........       1,590,197    1,545,300
 FRF   40,300,000 Immobiliere Hoteliere 5% due
                   1/01/2001 (19)...................       6,328,712    4,756,521
 FRF    3,696,000 Crometal 4 1/2% due 1/01/2001 (7).         726,377      683,054
 FRF    3,358,800 Gaumont SA 3.75% 1/01/2003 (15)...         653,654      643,205
 FRF   16,000,000 Alcatel Alsthom 2 1/2% due
                   1/01/2004 (21)...................       3,110,687    3,298,307
 ECU      775,000 Espirito Santo Financial Group SA
                   8 3/4% due 4/10/2003 (17)........       1,088,932    1,146,194

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    PRINCIPAL                                                         COST        VALUE
      AMOUNT                                                        (NOTE 1)     (NOTE 1)
    ---------                                                       --------     --------

                  BONDS, NOTES AND CONVERTIBLE BONDS (continued)
                  NON U.S. DOLLAR CONVERTIBLE BONDS (continued)
 GBP      500,000 Lonrho Finance plc 6% due 2/27/2004 (21).....   $    723,282 $    733,520
 GBP    1,850,000 BAA plc 5 3/4% due 3/29/2006 (9).............      3,078,999    3,430,796
 GBP    6,000,000 Berisford plc 5% due 1/31/2015 (12)..........      6,583,621    7,991,032
                                                                  ------------ ------------
                                                                    29,558,534   29,829,782
                                                                  ------------ ------------
                  NON U.S. DOLLAR BONDS AND NOTES (1.96%)
 ZAR   10,000,000 Republic of South Africa 13% due 8/31/2010
                   (23)........................................      1,940,971    2,022,815
 ITL  250,000,000 Bayerische Hypotheken-Wechsel Bank 7.85% due
                   2/14/2001 (17)..............................        149,311      155,238
 ITL1,000,000,000 American International Group 11.70% due
                   12/04/2001 (17).............................        670,981      707,691
 CAD    2,500,000 Province of Alberta 10 1/4% due 8/22/2001
                   (23)........................................      1,846,733    2,118,044
 CAD      500,000 Province of Quebec 10 1/4% due 10/15/2001
                   (23)........................................        377,818      426,002
 NZD    5,500,000 New Zealand Government 10% due 3/15/2002
                   (23)........................................      3,975,359    3,965,541
 NZD    3,500,000 Trans Power Finance Limited 8% due
                   3/15/2002 (18)..............................      2,258,550    2,314,198
 NZD      500,000 Telecom Corp. of New Zealand 9 1/4% due
                   7/1/2002 (18)...............................        305,150      346,676
 NZD    1,500,000 Telecom Corp. of New Zealand 7 1/2% due
                   7/14/2003 (18)..............................        877,791      968,489
 FRF   21,500,000 United Mexican States Par 6.63% due
                   12/31/2019 (23).............................      2,486,874    2,964,722
 FRF   12,500,000 Republic of Venezuela Par 7.71% due
                   3/31/2020 (23)..............................      1,383,421    1,855,657
 CHF      500,000 Scandinavian Airlines Variable Rate Perpetual
                   Notes (3 5/8% @ 9/30/1997) (9)..............        247,886      248,319
 DEM      900,000 Air Canada Variable Rate Perpetual Notes
                   (4 5/8% @ 9/30/1997) (9)....................        349,963      339,574
 DEM      170,000 Air Canada 6 1/4% Perpetual Notes (9)........         99,273      106,474
                                                                  ------------ ------------
                                                                    16,970,081   18,539,440
                                                                  ------------ ------------
                  TOTAL BONDS, NOTES AND CONVERTIBLE BONDS.....    132,298,412  147,520,939
                                                                  ------------ ------------
                  SHORT-TERM INVESTMENTS (14.62%)
      $ 9,987,000 Rayonier Inc. 5.71% due 10/01/1997...........      9,987,000    9,987,000
        4,892,000 Raytheon Company 6.60% due 10/01/1997........      4,892,000    4,892,000
       14,539,000 Raytheon Company 5.82% due 10/02/1997........     14,536,650   14,536,650
        4,000,000 Toshiba International Finance plc 6% due
                   10/02/1997..................................      3,999,333    3,999,333
        9,288,000 Burlington Northern Santa Fe Corporation
                   5.65% due 10/03/1997........................      9,285,085    9,285,085
        9,776,000 Rayonier Inc. 5.71% due 10/06/1997...........      9,768,247    9,768,247
        5,211,000 CSX Corporation 5.64% due 10/07/1997.........      5,206,102    5,206,102
       10,000,000 Samsung Electronics, America Inc. 5.78% due
                   10/08/1997..................................      9,988,761    9,988,761
       10,353,000 CSX Corporation 5.67% due 10/09/1997.........     10,339,955   10,339,955

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

  PRINCIPAL                                         COST           VALUE
   AMOUNT                                         (NOTE 1)        (NOTE 1)
  ---------                                       --------        --------

             SHORT-
              TERM INVESTMENTS (continued)
 $10,354,000 Raytheon Company 5.87% due
              10/10/1997....................   $   10,338,805  $   10,338,805
  10,000,000 Union Pacific Corporation 5.67%
              due 10/14/1997................        9,979,525       9,979,525
   6,907,000 CSX Corporation 5.67% due
              10/15/1997....................        6,891,770       6,891,770
  11,729,000 Newell Company 5.54% due
              10/16/1997....................       11,701,926      11,701,926
   7,395,000 Union Pacific Corporation 5.65%
              due 10/17/1997................        7,376,430       7,376,430
  10,000,000 CSX Corporation 5.64% due
              10/20/1997....................        9,970,233       9,970,233
   6,229,000 Crown Cork & Seal Company, Inc.
              5.73% due 10/21/1997..........        6,209,171       6,209,171
   5,294,000 Lockheed Martin Corporation
              5.66% due 10/29/1997..........        5,270,695       5,270,695
   2,000,000 H.J. Heinz Company 5.50% due
              11/13/1997....................        1,986,861       1,986,861
  11,000,000 Samsung Electronics America,
              Inc. 5.78% due 11/13/1997.....       10,924,057      10,924,057
   5,600,000 Union Pacific Corporation 5.65%
              due 11/14/1997................        5,561,329       5,561,329
                                               --------------  --------------
             TOTAL SHORT-TERM INVESTMENTS...      164,213,935     164,213,935
                                               --------------  --------------
             TOTAL INVESTMENTS (99.94%).....   $1,040,607,158*  1,122,866,177**
                                               ==============
             Other assets in excess of
              liabilities (0.06%)...........                          716,523
                                                               --------------
             Net assets (100.00%)...........                   $1,123,582,700
                                                               ==============

                              SoGen Overseas Fund

                        NOTES TO SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

(a) Non-income producing security.
(b) Can be sold only to qualified institutional buyers.
(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity or commodity index.
(d) Security for which there are less than three market makers.
 * At September 30, 1997 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1997 were $148,965,932 and $66,706,913, respectively (net appreciation was $82,259,019).

FOREIGN CURRENCIES    INDUSTRY CLASSIFICATIONS
------------------    ------------------------
NZD--New Zealand
Dollar                 (1) Metals and Minerals       (13) Distribution
CAD--Canadian Dollar   (2) Energy                    (14) Health Care
JPY--Japanese Yen      (3) Paper and Forest Products (15) Media
FRF--French Franc      (4) Agriculture               (16) Services
ECU--European
Currency Unit          (5) Automotive                (17) Financial Services
GBP--Pound Sterling    (6) Building Materials        (18) Utilities
ZAR--South African
Rand                   (7) Capital Goods             (19) Real Estate
ITL--Italian Lira      (8) Chemicals                 (20) Holding Companies
CHF--Swiss Franc       (9) Transportation            (21) Conglomerates
DEM--Deutsche Mark    (10) Electronics               (22) Investment Companies
                      (11) Technology                (23) Government Issues
                      (12) Consumer Products         (24) Gold Related

BOND TYPES
----------
FRB--Floating Rate Bond            EI--Eligible Interest
FRN--Floating Rate Note            FLIRB--Front Loaded Interest Reduction Bond
IDU--Interest Due Unpaid           NMB--New Money Bond
"C'--Capitalization                DCB--Debt Conversion Bond
IAB--Interest in Arrears Bond

-----------
See Notes to Financial Statements.

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                                   COST      VALUE
   OF SHARES                                               (NOTE 1)   (NOTE 1)
   ---------                                               --------   --------

               COMMON AND PREFERRED STOCKS
               UNITED STATES (32.04%)
       157,500 Freeport McMoRan Copper & Gold Inc.,
                Preferred Series "C' (c)...............   $5,723,709 $4,626,562
       100,000 Freeport McMoRan Copper & Gold Inc.,
                Preferred Series "D' (c)...............    2,151,079  2,112,500
        55,000 Freeport McMoRan Copper & Gold Inc.,
                Preferred Series "B' (c)...............    2,081,910  1,677,500
        70,000 Newmont Mining Corporation..............    2,668,150  3,145,625
       100,000 Homestake Mining Company................    2,021,673  1,531,250
         1,000 Case, Pomeroy & Co., Inc. Class "A'.....    1,084,930  1,206,000
         8,500 Amax Gold Inc. $3.75 Conv. Pfd. Series
                "B'....................................      436,223    459,000
        45,000 Amax Gold Inc. (a)......................      379,225    298,125
                                                          ---------- ----------
                                                          16,546,899 15,056,562
                                                          ---------- ----------
               CANADA (18.51%)
       100,000 Franco-Nevada Mining Corp. Ltd..........    1,367,664  2,356,220
       100,000 Euro-Nevada Mining Corp. Ltd............      616,160  1,755,402
       105,000 Pan American Silver Corp. (a)...........      350,923    877,882
        75,000 Cambior Inc.............................    1,019,306    844,222
        35,000 Placer Dome Inc.........................      745,725    669,375
       115,000 Meridian Gold Inc. (a)..................      433,623    570,234
        65,000 TVX Gold Inc. (a).......................      649,336    406,250
       100,000 Dayton Mining Corporation (a)...........      492,662    350,000
        54,190 Echo Bay Mines Ltd......................      671,191    308,206
        45,000 Golden Star Resources Ltd. (a)..........      550,389    289,687
        35,000 Pegasus Gold Inc. (a)...................      552,623    196,875
        15,000 Miramar Mining Corporation..............       58,510     59,177
       110,000 TVI Pacific Inc. (a)....................       91,101     15,925
                                                          ---------- ----------
                                                           7,599,213  8,699,455
                                                          ---------- ----------
               AUSTRALIA & NEW ZEALAND (4.41%)
     1,500,000 Perilya Mines N.L. (a)..................      896,936    641,758
       250,000 Eltin Limited...........................      727,236    368,014
       500,000 Otter Gold Mines Limited (a)............      600,962    326,317
       500,000 Kidston Gold Mines Limited (a)..........      800,632    279,183
       285,000 Macraes Mining Company Limited..........      437,507    237,668
       170,000 Macraes Mining Company Limited 7% due
                9/15/1998..............................      338,804    160,258
       500,000 Panorama Resources NL (a)...............      107,089     58,012
                                                          ---------- ----------
                                                           3,909,166  2,071,210
                                                          ---------- ----------
               SOUTH AFRICA (13.37%)
       215,000 Vaal Reefs Exploration & Mining Company
                Ltd. ADR...............................    1,726,163  1,155,625
        49,450 Anglo American Platinum Corporation
                Ltd....................................      775,337    857,530
        12,877 Anglo American Platinum Corporation Ltd.
                ADR....................................      140,538    223,309
       115,000 Driefontein Consolidated Ltd. ADR.......    1,152,963    848,125
       100,000 Free State Consolidated Gold Mines Ltd.
                ADR....................................    1,267,843    625,000
        25,000 Gold Fields of South Africa.............      732,566    503,329

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                              COST         VALUE
   OF SHARES                                          (NOTE 1)     (NOTE 1)
   ---------                                          --------     --------

               COMMON AND PREFERRED STOCKS
                (continued)
               SOUTH AFRICA (continued)
       120,250 St. Helena Gold Mines Ltd. ADR.....   $ 1,024,168  $   496,031
        28,250 St. Helena Gold Mines Ltd..........       173,869      111,022
        65,000 Kloof Gold Mining Company Limited
                ADR...............................       829,870      394,063
       445,681 Avgold Limited (a).................     1,084,164      370,404
        70,000 Harmony Gold Mining Company Ltd.
                (a)...............................       383,890      296,897
        98,750 Durban Roodepoort Deep Limited (a).       917,859      230,095
        57,500 Durban Roodepoort Deep Limited ADR
                (a)...............................       481,875      141,055
        75,000 Durban Roodepoort Deep Limited "B'
                Options (a).......................             0       31,810
                                                     -----------  -----------
                                                      10,691,105    6,284,295
                                                     -----------  -----------
               SWITZERLAND (11.09%)
           545 Bank for International Settlements
                (U.S. Tranche)....................     4,214,954    3,740,472
           225 Bank for International Settlements
                (French Tranche)..................     1,603,440    1,471,011
                                                     -----------  -----------
                                                       5,818,394    5,211,483
                                                     -----------  -----------
               MISCELLANEOUS (12.10%)
       375,000 Industrias Penoles, S.A. de C.V....     1,078,151    1,806,880
       895,000 Lonrho plc ........................     2,161,370    1,668,794
     1,090,828 Minas De Arcata S.A. (a)...........     1,448,082    1,442,622
 1,000,000,000 Manila Mining Corporation "B'......     1,842,974      492,754
        25,000 Ashanti Goldfields Company Limited
                GDR...............................       524,000      275,000
                                                     -----------  -----------
                                                       7,054,577    5,686,050
                                                     -----------  -----------
               TOTAL COMMON AND PREFERRED STOCKS..    51,619,354   43,009,055
                                                     -----------  -----------
   PRINCIPAL
    AMOUNT
   ---------
               BONDS, NOTES AND CONVERTIBLE BONDS
               U.S. DOLLAR CONVERTIBLE BONDS
                (4.92%)
    $1,000,000 Gold Mines of Kalgoorlie 7 1/2% due
                2/28/2000.........................     1,091,644    1,045,000
       100,000 Dayton Mining Corporation 7% due
                4/01/2002 (b).....................       100,000       89,500
       350,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002.........................       385,500      260,312
       250,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002 (b).....................       218,614      185,937
       150,000 Ashanti Goldfields Company Limited
                5 1/2% due 3/15/2003..............       130,683      125,715
       500,000 Agnico-Eagle Mines Limited 3 1/2%
                due 1/27/2004.....................       400,880      403,750
       215,000 Coeur d'Alene Mines Corporation 6
                3/8% due 1/31/2004................       215,087      201,561
                                                     -----------  -----------
               TOTAL BONDS, NOTES AND CONVERTIBLE
                BONDS.............................     2,542,408    2,311,775
                                                     -----------  -----------
               SHORT-TERM INVESTMENTS (3.57%)
     1,678,000 Raytheon Company 6.60% due
                10/01/1997........................     1,678,000    1,678,000
                                                     -----------  -----------
               TOTAL INVESTMENTS (100.01%)........   $55,839,762*  46,998,830**
                                                     ===========
               Other liabilities in excess of
                assets (-0.01%)...................                     (2,622)
                                                                  -----------
               Net assets (100.00%)...............                $46,996,208
                                                                  ===========

                                SoGen Gold Fund

                        NOTES TO SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)
(a) Non-income producing security.
(b) Can only be sold to qualified institutional buyers.
(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
 * At September 30, 1997 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1997 were $4,341,730 and $13,182,662 respectively (net depreciation was $8,840,932).

-----------
See Notes to Financial Statements.

                               SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

 CREDIT  PRINCIPAL                                        COST         VALUE
 RATING+  AMOUNT                                        (NOTE 1)     (NOTE 1)
 ------- ---------                                      --------     --------
                   COMMERCIAL PAPER (98.84%)
   A1    $288,000  American Express Credit
                    Corporation 5.56% due
                    10/01/1997......................   $   288,000  $   288,000
   A1     620,000  PepsiCo, Inc. 5.50% due
                    10/01/1997......................       620,000      620,000
   A1     500,000  Prudential Funding Corporation
                    6.07% due 10/01/1997............       500,000      500,000
   A1     585,000  TRW Inc. 6.35% due 10/01/1997....       585,000      585,000
   A1+    620,000  Dresdner U.S. Finance Inc. 5.47%
                    due 10/02/1997..................       619,906      619,906
   A1+    500,000  Merrill Lynch & Co., Inc. 5.64%
                    due 10/02/1997..................       499,922      499,922
   A1     600,000  Toshiba International Finance plc
                    6.00% due 10/02/1997............       599,900      599,900
   A1+    600,000  J.P. Morgan & Co. Incorporated
                    5.50% due 10/03/1997............       599,817      599,817
   A1     600,000  Ford Motor Credit Company 5.45%
                    due 10/06/1997..................       599,546      599,546
   A1+    600,000  The Southland Corporation 5.54%
                    due 10/07/1997..................       599,446      599,446
   A1     502,000  Pearson Inc. 5.50% due
                    10/08/1997......................       501,463      501,463
   A1     600,000  Toys "R' US, Inc. 5.48% due
                    10/10/1997......................       599,178      599,178
   A1+    620,000  Fuji Photo Film Finance U.S.A.,
                    Inc. 5.53% due 10/14/1997.......       618,762      618,762
   A1     600,000  The Walt Disney Company 5.55% due
                    10/15/1997......................       598,705      598,705
   A1+    490,000  Toyota Motor Credit Corporation
                    5.44% due 10/16/1997............       488,889      488,889
   A1     620,000  Air Products and Chemicals, Inc.
                    5.47% due 10/17/1997............       618,493      618,493
   A1+    615,000  Emerson Electric Co. 5.48% due
                    10/20/1997......................       613,221      613,221
   A1     400,000  Xerox Corporation 5.47% due
                    10/22/1997......................       398,724      398,724
   A1     600,000  The Sherwin-Williams Company
                    5.50% due 10/23/1997............       597,983      597,983
   A1+    249,000  The Coca Cola Company 5.48% due
                    10/28/1997......................       247,976      247,976
   A1+    600,000  General Electric Capital
                    Corporation 5.50% due
                    11/05/1997......................       596,792      596,792
   A1     600,000  H.J. Heinz Company 5.50% due
                    11/13/1997......................       596,058      596,058
                                                       -----------  -----------
                   TOTAL COMMERCIAL PAPER...........   $11,987,781*  11,987,781
                                                       ===========
                   Other assets in excess of
                    liabilities (1.16%).............                    140,927
                                                                    -----------
                   Net assets (100.00%).............                $12,128,708
                                                                    ===========

-----------
* At September 30, 1997 cost is identical for both book and federal income tax purposes.
+ Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.
-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                          SOGEN          SOGEN        SOGEN
                                      OVERSEAS FUND    GOLD FUND   MONEY FUND
                                      --------------  -----------  -----------
ASSETS:
 Investments, at value (cost:
  $1,040,607,158, $55,839,762 and
  $11,987,781, respectively)
  (Note 1)........................... $1,122,866,177  $46,998,830  $11,987,781
 Cash................................      1,620,553       47,806      --
 Receivable for forward currency
  contracts held, at value (Notes 1
  and 6).............................      4,266,614      --           --
 Receivable for investment securities
  sold...............................      2,750,672      --           --
 Receivable for Fund shares sold.....      3,881,142      215,905      196,533
 Accrued interest and dividends
  receivable.........................      4,767,255      187,582      --
 Prepaid expenses and other assets...         16,147          946        1,473
 Deferred organization costs (Note
  1).................................         10,185       10,200       10,176
                                      --------------  -----------  -----------
    TOTAL ASSETS.....................  1,140,178,745   47,461,269   12,195,963
                                      --------------  -----------  -----------
LIABILITIES:
 Payable for Fund shares redeemed....      6,010,932      122,562      --
 Payable for investment securities
  purchased..........................      4,592,542      198,631      --
 Payable for forward currency
  contracts held, at value (Notes 1
  and 6).............................      3,756,727           15      --
 Investment advisory fees payable
  (Note 2)...........................        683,237       26,623       26,179
 Distribution fees payable (Note 3)..        701,295       27,647      --
 Directors' fees payable (Note 2)....         41,852        3,305          884
 Accrued expenses and other
  liabilities........................        809,460       86,278       40,192
                                      --------------  -----------  -----------
    TOTAL LIABILITIES................     16,596,045      465,061       67,255
                                      --------------  -----------  -----------
NET ASSETS:
 Capital stock (par value, $0.001 per
  share).............................         75,406        4,865       12,129
 Capital surplus.....................    945,888,380   56,986,749   12,116,579
 Net unrealized appreciation
  (depreciation) on:
 Investments.........................     82,259,019   (8,840,931)     --
 Forward currency contracts..........        509,887          (15)     --
 Foreign currency related
  transactions.......................        (42,263)      (1,502)     --
 Undistributed net realized gains
  (loss) on investments..............     44,773,814   (1,779,614)     --
 Undistributed net investment income.     50,118,457      626,656      --
                                      --------------  -----------  -----------
    NET ASSETS (Note 1).............. $1,123,582,700  $46,996,208  $12,128,708
                                      ==============  ===========  ===========
NET ASSET VALUE PER SHARE (NAV)
 (based on 75,405,720, 4,865,175 and
 12,128,708 shares outstanding,
 respectively; 1,000,000,000 shares
 authorized) (Note 5)................ $        14.90  $      9.66  $      1.00
                                      ==============  ===========  ===========
MAXIMUM OFFERING PRICE PER SHARE
 (NAV / 96.25%; except SoGen Money
 Fund)............................... $        15.48  $     10.04  $      1.00
                                      ==============  ===========  ===========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                               SOGEN         SOGEN       SOGEN
                                           OVERSEAS FUND   GOLD FUND   MONEY FUND
                                           -------------  -----------  ----------
INVESTMENT INCOME:
 Income:
 Interest (net of $27,691 and $1,091
  foreign taxes withheld, respectively)..  $  9,795,858   $   145,798   $366,461
 Dividends (net of $999,305 and $11,322
  foreign taxes withheld, respectively)..    10,955,447       652,721      --
                                           ------------   -----------   --------
  Total income from operations...........    20,751,305       798,519    366,461
                                           ------------   -----------   --------
 Expenses:
 Investment advisory fees (Note 2).......     3,994,210       174,083     26,139
 Distribution fees (Note 3)..............     1,336,242        58,205      --
 Shareholder servicing agent fees........       600,835        74,691     11,344
 Custodian fees..........................       505,922        30,335     15,083
 Registration and filing fees............        62,993         6,551     11,510
 Printing................................        54,475         2,898      1,468
 Audit fees..............................        22,426        14,111      7,020
 Directors' fees (Note 2)................        17,053           832        256
 Insurance...............................        10,889         3,224      1,047
 Legal fees..............................         3,553           189         38
 Amortization of deferred organization
  costs (Note 1).........................         2,652         2,652      2,652
 Miscellaneous...........................        20,157         5,063        251
                                           ------------   -----------   --------
  Total expenses from operations.........     6,631,407       372,834     76,808
                                           ------------   -----------   --------
 Advisory fees waived (Note 2)...........       --            --         (26,139)
 Expense reimbursement...................       --            --          (2,274)
 Expense reduction due to earnings
  credits (Note 1).......................        (7,500)         (845)      (135)
                                           ------------   -----------   --------
  Net expenses from operations...........     6,623,907       371,989     48,260
                                           ------------   -----------   --------
 Net investment income (Note 1)..........    14,127,398       426,530    318,201
                                           ------------   -----------   --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS AND FOREIGN CURRENCY RELATED
 TRANSACTIONS (NOTES 1 AND 6):
 Net realized gains (losses) from:
 Investment transactions.................    29,078,788      (494,817)     --
 Foreign currency related transactions...    26,947,412       (29,124)     --
                                           ------------   -----------   --------
                                             56,026,200      (523,941)     --
                                           ------------   -----------   --------
 Change in unrealized appreciation
  (depreciation) of:
 Investments.............................    23,001,543    (4,383,362)     --
 Foreign currency related transactions...   (16,902,731)         (370)     --
                                           ------------   -----------   --------
                                              6,098,812    (4,383,732)     --
                                           ------------   -----------   --------
 Net gain (loss) on investments and
  foreign currency related transactions..    62,125,012    (4,907,673)     --
                                           ------------   -----------   --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $ 76,252,410   $(4,481,143)  $318,201
                                           ============   ===========   ========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                      SOGEN                        SOGEN                      SOGEN
                                  OVERSEAS FUND                  GOLD FUND                 MONEY FUND
                           ----------------------------  -------------------------  -------------------------
                             Six Months                   Six Months                 Six Months
                               Ended           Year          Ended        Year          Ended        Year
                           September 30,      Ended      September 30,    Ended     September 30,    Ended
                                1997        March 31,        1997       March 31,       1997       March 31,
                            (Unaudited)        1997       (Unaudited)     1997       (Unaudited)     1997
                           --------------  ------------  ------------- -----------  ------------- -----------
 OPERATIONS:
 Net investment income..   $   14,127,398  $ 17,840,624   $   426,530  $   716,920   $   318,201  $   503,842
 Net realized gain
  (loss) from
  investments and
  foreign currency
  related transactions..       56,026,200    51,771,626      (523,941)    (761,753)      --           --
 Increase (decrease) in
  unrealized
  appreciation
  (depreciation) of
  investments and
  foreign currency
  related transactions..        6,098,812    21,576,825    (4,383,732)  (7,932,740)      --           --
                           --------------  ------------   -----------  -----------   -----------  -----------
  Net increase
   (decrease) in net
   assets resulting from
   operations...........       76,252,410    91,189,075    (4,481,143)  (7,977,573)      318,201      503,842
                           --------------  ------------   -----------  -----------   -----------  -----------
 DISTRIBUTIONS TO
  SHAREHOLDERS:
 Dividends paid from net
  investment income.....         --         (35,317,287)      --          (715,209)     (318,201)    (503,842)
 Distributions paid from
  net realized gains
  from investment
  transactions..........         --         (22,367,476)      --          (105,967)      --           --
                           --------------  ------------   -----------  -----------   -----------  -----------
  Decrease in net assets
   resulting from
   distributions........         --         (57,684,763)      --          (821,176)     (318,201)    (503,842)
                           --------------  ------------   -----------  -----------   -----------  -----------
 FUND SHARE TRANSACTIONS
  (NOTE 5):
 Net proceeds from
  shares sold...........      215,813,990   398,376,548    13,526,692   55,625,012    10,068,175   90,314,681
 Net asset value of
  shares issued for
  reinvested dividends
  and distributions.....         --          55,745,006       --           790,492       285,265      460,368
 Cost of shares
  redeemed..............     (121,798,343) (181,708,882)  (14,700,567) (58,226,814)  (11,352,523) (86,134,242)
                           --------------  ------------   -----------  -----------   -----------  -----------
  Increase (decrease) in
   net assets from Fund
   share transactions...       94,015,647   272,412,672    (1,173,875)  (1,811,310)     (999,083)   4,640,807
                           --------------  ------------   -----------  -----------   -----------  -----------
   Net increase
    (decrease) in net
    assets..............      170,268,057   305,916,984    (5,655,018) (10,610,059)     (999,083)   4,640,807
 NET ASSETS (NOTE 1):
 Beginning of period....      953,314,643   647,397,659    52,651,226   63,261,285    13,127,791    8,486,984
                           --------------  ------------   -----------  -----------   -----------  -----------
 End of period
  (including
  undistributed net
  investment income of
  $50,118,457,
  $9,043,647, $626,656,
  $229,250, $0 and $0,
  respectively).........   $1,123,582,700  $953,314,643   $46,996,208  $52,651,226   $12,128,708  $13,127,791
                           ==============  ============   ===========  ===========   ===========  ===========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL STATEMENTS
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund are three separate portfolios of SoGen Funds, Inc. (the "Company"), an open-end management in-vestment company registered under the Investment Company Act of 1940, as amended (each individually a "Fund" or collectively the "Funds"). The follow-ing is a summary of significant accounting policies adhered to by the Funds.

  A) SECURITY VALUATION--In the case of SoGen Overseas Fund and SoGen Gold Fund, portfolio securities are valued based on market quotations where avail-able. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of SoGen Money Fund, portfolio securities are valued at their amortized cost, which approxi-mates market value, subject to guidelines and procedures established by the Board of Directors in accordance with applicable SEC regulations. Securities for which current market quotations are not readily available and any re-stricted securities are valued at fair value as determined in good faith by the Board of Directors.

  B) DEFERRED ORGANIZATION COSTS AND PREPAID EXPENSES--Costs incurred in con-nection with the organization of the Funds are amortized on a straight-line basis over a sixty-month period from the date each Fund commences investment operations.

  C) SECURITY TRANSACTIONS AND INCOME--Security transactions are accounted for on a trade date basis. The specific identification method is used in determin-ing realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the ac-crual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  D) EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in pro-portion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

  E) FOREIGN CURRENCY TRANSLATION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)-- The market values of securities which are not traded in U.S. currency are re-corded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such se-curities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

                               SoGen Funds, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

  The net assets of each of SoGen Overseas Fund and SoGen Gold Fund are pre-sented at the foreign exchange rates and market values at the close of the pe-riod. Neither Fund isolates that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  F) FORWARD CURRENCY CONTRACTS (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)--In connection with portfolio purchases and sales of securities denominated in foreign currencies, SoGen Overseas Fund and SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such con-tracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

  G) U.S. INCOME TAXES--No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the In-ternal Revenue Code for a regulated investment company. SoGen Overseas Fund and SoGen Gold Fund declare and pay such income dividends and capital gains distributions on an annual basis. SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

  H) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statements of assets and li-abilities, as a result of certain differences in the computation of net in-vestment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassifi-cation has been made to increase (decrease) undistributed net investment in-come and decrease (increase) undistributed net realized gains on investments in the amounts of $26,947,412 and ($29,124) for SoGen Overseas Fund and SoGen Gold Fund, respectively.

  I) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that affect the reported amounts of assets and liabil-ities at the date of the financial statements and the reported amounts of rev-enues and expenses during the reporting period. Actual results could differ from those estimates.

                               SoGen Funds, Inc.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

  Under the terms of an investment advisory agreement dated August 17, 1993, each Fund pays Societe Generale Asset Management Corp. ("SGAM Corp.") a monthly advisory fee for advisory services and facilities furnished, at an an-nual rate of the average daily net assets of that Fund as follows: SoGen Over-seas Fund at 0.75%, SoGen Gold Fund at 0.75% and SoGen Money Fund at 0.40%. SGAM Corp. has agreed to waive its advisory fee and, if necessary, reimburse SoGen Money Fund through July 31, 1998 to the extent that SoGen Money Fund's aggregate expenses exceed 0.75%. Expense reimbursements are accrued daily and paid monthly. For the six months ended September 30, 1997, the investment ad-visory fees paid or payable to SGAM Corp. were $3,994,210 and $174,083 for SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, the investment advisory fee of $26,139 for SoGen Money Fund was waived in its entirety by SGAM Corp.

  For the six months ended September 30, 1997, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $187,240 and $12,967 in dealer's and underwriter's commissions, after reallowance to others, per-taining to the sale of shares of SoGen Overseas Fund and SoGen Gold Fund, re-spectively. Societe Generale, a stockholder of SGAM Corp. and SGSC, received dealer's commissions of $1,543 pertaining to the sale of shares of SoGen Over-seas Fund. For the same period, Societe Generale or its affiliates received $42,167 in broker's commissions for portfolio transactions executed on behalf of SoGen Overseas Fund.

  Each director who is not an officer of the Company or an employee of SGAM Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. For the six months ended September 30, 1997, such fees amounted to $17,053, $832 and $256 for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

NOTE 3--PLAN OF DISTRIBUTION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)

  The Company has entered into a Distribution Plan and Agreement ("the Plan") with SGSC, pursuant to the provisions of Rule 12b-1 under the Investment Com-pany Act of 1940, whereby SoGen Overseas Fund and SoGen Gold Fund pay SGSC quarterly, a distribution fee at an annual rate of up to 0.25% of each Fund's average daily net assets. Under the Plan, SGSC must apply the full amounts re-ceived from a Fund to actual distribution expenses incurred during the Fund's fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

                               SoGen Funds, Inc.

NOTE 3--PLAN OF DISTRIBUTION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)
         (continued)

  SGSC bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended September 30, 1997 the dis-tribution fees paid or payable to SGSC by SoGen Overseas Fund and SoGen Gold Fund were $1,336,242 and $58,205, respectively.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the six months ended September 30, 1997, the aggregate cost of pur-chases of investments, excluding short-term securities, totaled $205,221,007 and $2,675,938 for SoGen Overseas Fund and SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $83,301,252 and $3,975,683 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                             SOGEN       SOGEN        SOGEN
                                           OVERSEAS       GOLD        MONEY
                                             FUND         FUND        FUND
                                          -----------  ----------  -----------
SIX MONTHS ENDED SEPTEMBER 30, 1997
 Shares sold.............................  14,909,472   1,437,717   10,068,175
 Shares issued for reinvested dividends
   and distributions.....................         --          --       285,265
 Shares redeemed.........................  (8,374,104) (1,538,956) (11,352,523)
                                          -----------  ----------  -----------
  Net increase (decrease)................   6,535,368    (101,239)    (999,083)
                                          ===========  ==========  ===========
YEAR ENDED MARCH 31, 1997
 Shares sold.............................  29,110,866   4,810,848   90,314,681
 Shares issued for reinvested dividends
   and distributions.....................   4,242,334      74,490      460,368
 Shares redeemed......................... (13,310,582) (5,081,906) (86,134,242)
                                          -----------  ----------  -----------
  Net increase (decrease)................  20,042,618    (196,568)   4,640,807
                                          ===========  ==========  ===========

                               SoGen Funds, Inc.

NOTE 6--COMMITMENTS

  As of September 30, 1997, SoGen Overseas Fund and SoGen Gold Fund had en-tered into forward currency contracts, as summarized below, resulting in net unrealized appreciation (depreciation) of $509,887 and $(15), respectively.

SoGen Overseas Fund

TRANSACTION HEDGES:

Foreign Currency Purchases

                                                                             UNREALIZED      UNREALIZED
SETTLEMENT                                    U.S. $ VALUE AT    U.S. $    APPRECIATION AT DEPRECIATION AT
  DATES             FOREIGN CURRENCY           SEPTEMBER 30,     TO BE      SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH             TO BE RECEIVED                1997        DELIVERED        1997            1997
----------          ----------------          ---------------  ---------   --------------- ---------------
 10/02/97           73,830 Swiss Franc         $     50,926   $     50,842   $       84          --
 10/02/97        1,743,619 Deutsche Mark            989,287        987,101        2,186          --
 10/03/97        1,631,764 French Franc             275,664        275,916       --          $      (252)
 10/07/97           40,884 Pound Sterling            66,002         66,029       --                  (27)
 10/03/97        1,093,604 Hong Kong Dollar         141,329        141,329       --              --
 10/02/97      196,056,000 Italian Lira             113,844        113,878       --                  (34)
 10/03/97      146,121,884 Japanese Yen           1,213,990      1,210,412        3,578
 10/06/97          512,942 New Zealand Dollar       328,924        328,803          121          --
                                               ------------   ------------   ----------      -----------
                                                  3,179,966      3,174,310        5,969             (313)
                                               ------------   ------------   ----------      -----------

Foreign Currency Sales

                                                  U.S. $                     UNREALIZED      UNREALIZED
SETTLEMENT                                       VALUE AT        U.S. $    APPRECIATION AT DEPRECIATION AT
  DATES             FOREIGN CURRENCY           SEPTEMBER 30,     TO BE      SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH             TO BE DELIVERED               1997         RECEIVED        1997            1997
----------          ----------------           -------------    --------   --------------- ---------------
 10/01/97          474,272 Deutsche Mark            269,350        269,090          260          --
 10/06/97          315,285 Israeli Shekel            89,799         90,210       --                 (411)
 10/03/97      952,591,754 Italian Lira             552,063        553,141       --               (1,078)
 10/02/97       13,239,561 Japanese Yen             109,554        109,995       --                 (441)
 10/01/97        2,004,867 Swedish Krona            263,833        264,844       --               (1,011)
 10/02/97        3,018,735 South African Rand       642,270        648,284       --               (6,014)
                                               ------------   ------------   ----------      -----------
                                                  1,926,869      1,935,564          260           (8,955)
                                               ------------   ------------   ----------      -----------

PORTFOLIO HEDGES:

                                                  U.S. $                     UNREALIZED      UNREALIZED
SETTLEMENT                                       VALUE AT        U.S. $    APPRECIATION AT DEPRECIATION AT
  DATES             FOREIGN CURRENCY           SEPTEMBER 30,     TO BE      SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH             TO BE DELIVERED               1997         RECEIVED        1997            1997
----------          ----------------           -------------    --------   --------------- ---------------
 6/10/98        81,366,000 Swiss Franc           56,979,976     56,878,844      101,132          --
 6/17/98        70,796,500 Deutsche Mark         45,870,375     44,577,574    1,292,801          --
 6/03/98       563,963,000 French Franc          92,954,571     96,702,030       --           (3,747,459)
 6/24/98    10,097,069,800 Japanese Yen          88,344,941     86,117,650    2,227,291          --
 4/03/98        18,342,000 New Zealand Dollar    36,041,055     35,401,894      639,161          --
                                               ------------   ------------   ----------      -----------
                                                320,190,918    319,677,992    4,260,385       (3,747,459)
                                               ------------   ------------   ----------      -----------
                                               $325,297,753   $324,787,866   $4,266,614      $(3,756,727)
                                               ============   ============   ==========      ===========

                               SoGen Funds, Inc.

NOTE 6--COMMITMENTS (continued)

SoGen Gold Fund

TRANSACTION HEDGES:

Foreign Currency Purchases

                                      U.S. $                    UNREALIZED      UNREALIZED
SETTLEMENT    FOREIGN CURRENCY       VALUE AT                 APPRECIATION AT DEPRECIATION AT
  DATES             TO BE         SEPTEMBER 30,  U.S. $ TO BE  SEPTEMBER 30,   SEPTEMBER 30,
 THROUGH          RECEIVED             1997       DELIVERED        1997            1997
----------    ----------------    -------------  ------------ --------------- ---------------
 10/07/97   23,363 Pound Sterling $       37,716 $     37,731       --         $         (15)
                                  ============== ============   ===========    =============

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                              SIX MONTHS
                                ENDED             YEAR           YEAR           YEAR         PERIOD FROM
                          SEPTEMBER 30, 1997     ENDED          ENDED          ENDED       AUGUST 31, 1993
                             (UNAUDITED)     MARCH 31, 1997 MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          ------------------ -------------- -------------- -------------- -----------------
SOGEN OVERSEAS FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of period....      $    13.84        $  13.26       $  11.65       $  11.54        $  10.00
                              ----------        --------       --------       --------        --------
Income from investment
 operations:
 Net investment income
  (loss)................            0.53            0.61           0.48           0.14           (0.01)
 Net realized and
  unrealized gains on
  investments...........            0.53            0.95           1.74           0.04            1.55
                              ----------        --------       --------       --------        --------
 Total from investment
  operations............            1.06            1.56           2.22           0.18            1.54
                              ----------        --------       --------       --------        --------
Less distributions:
 Dividends from net
  investment income.....             --            (0.60)         (0.44)         (0.05)            --
 Distributions from
  capital gains.........             --            (0.38)         (0.17)         (0.02)            --
                              ----------        --------       --------       --------        --------
 Total distributions....             --            (0.98)         (0.61)         (0.07)            --
                              ----------        --------       --------       --------        --------
Net asset value, end of
 period.................      $    14.90        $  13.84       $  13.26       $  11.65        $  11.54
                              ==========        ========       ========       ========        ========
TOTAL RETURN++..........           15.32%*         12.16%         19.47%          1.56%          15.35%++
RATIOS AND SUPPLEMENTAL
  DATA
Net assets, end of
 period (000's).........      $1,123,583        $953,315       $647,398       $439,230        $119,843
Ratio of operating
 expenses to average net
 assets.................            1.19%*o         1.27%o         1.37%o         1.40%           1.72%*
Ratio of net investment
 income to average
 net assets.............            2.98%*o         2.28%o         3.31%o         2.29%          (0.23%)*
Portfolio turnover rate.            9.47%          15.18%          9.46%          3.16%           6.11%
Average commission
 rate paido.............           $0.02         $0.0207        $0.0190            --              --

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                              SIX MONTHS
                                ENDED             YEAR           YEAR           YEAR         PERIOD FROM
                          SEPTEMBER 30, 1997     ENDED          ENDED          ENDED       AUGUST 31, 1993
                             (UNAUDITED)     MARCH 31, 1997 MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          ------------------ -------------- -------------- -------------- -----------------
SOGEN GOLD FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of period....       $ 10.60          $ 12.25        $ 11.28        $ 11.42          $ 10.00
                               -------          -------        -------        -------          -------
Income from investment
 operations:
 Net investment income
  (loss)................          0.08             0.26           0.24           0.08            (0.01)
 Net realized and
  unrealized gains
  (losses) on
  investments...........         (1.02)           (1.75)          1.35          (0.10)            1.43
                               -------          -------        -------        -------          -------
 Total from investment
  operations............         (0.94)           (1.49)          1.59          (0.02)            1.42
                               -------          -------        -------        -------          -------
Less distributions:
 Dividends from net
  investment income.....           --             (0.14)         (0.35)         (0.04)             --
 Distributions from
  capital gains.........           --             (0.02)         (0.27)         (0.08)             --
                               -------          -------        -------        -------          -------
 Total distributions....           --             (0.16)         (0.62)         (0.12)             --
                               -------          -------        -------        -------          -------
Net asset value, end of
 period.................       $  9.66          $ 10.60        $ 12.25        $ 11.28          $ 11.42
                               =======          =======        =======        =======          =======
TOTAL RETURN++..........        (17.74%)*        (12.21%)        14.81%         (0.14%)          14.15%++
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of
 period (000's).........       $46,996          $52,651        $63,261        $50,922          $22,406
Ratio of operating
 expenses to average net
 assets.................          1.60%*o          1.45%o         1.41%o         1.46%            2.27%*
Ratio of net investment
 income to average net
 assets.................          2.98%*o          1.20%o         1.29%o         0.79%           (0.32%)*
Portfolio turnover rate.          5.81%           16.83%         22.40%         11.56%            4.55%
Average commission
 rate paido.............        $0.008          $0.0009        $0.0002            --               --

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                              SIX MONTHS
                                ENDED             YEAR           YEAR           YEAR         PERIOD FROM
                          SEPTEMBER 30, 1997     ENDED          ENDED          ENDED       AUGUST 31, 1993
                             (UNAUDITED)     MARCH 31, 1997 MARCH 31, 1996 MARCH 31, 1995 TO MARCH 31, 1994
                          ------------------ -------------- -------------- -------------- -----------------
SOGEN MONEY FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of period....       $  1.00          $  1.00         $ 1.00        $  1.00          $ 1.00
                               -------          -------         ------        -------          ------
Income from investment
 operations:
 Net investment income..          0.02             0.05           0.05           0.04            0.01
 Net realized and
  unrealized gains on
  investments...........           --               --             --             --              --
                               -------          -------         ------        -------          ------
 Total from investment
  operations............          0.02             0.05           0.05           0.04            0.01
                               -------          -------         ------        -------          ------
Less distributions:
 Dividends from net
  investment income.....         (0.02)           (0.05)         (0.05)         (0.04)          (0.01)
 Distributions from
  capital gains.........           --               --             --             --              --
                               -------          -------         ------        -------          ------
 Total distributions....         (0.02)           (0.05)         (0.05)         (0.04)          (0.01)
                               -------          -------         ------        -------          ------
Net asset value, end of
 period.................       $  1.00          $  1.00         $ 1.00        $  1.00          $ 1.00
                               =======          =======         ======        =======          ======
TOTAL RETURN............          4.90%*           4.61%          5.03%          4.13%           1.25%++
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of
 period (000's).........       $12,129          $13,128         $8,487        $10,445          $6,392
Ratio of operating
 expenses to average net
 assets+................          0.75%*           0.75%          0.75%          0.75%           0.75%*
Ratio of net investment
 income to average net
 assets+................          4.92%*           4.63%          4.98%          4.14%           2.18%*

-----------
* Annualized.
o Without the effect of earnings credits, the ratio of operating expenses to average net assets for the six months ended September 30, 1997 and for the years ended March 31, 1997 and 1996 would have been 1.25%, 1.27% and 1.38%, respectively, for SoGen Overseas Fund; and 1.61%, 1.46% and 1.43%, respectively, for SoGen Gold Fund. The ratio of net investment income to average net assets for the six months ended September 30, 1997 and for the years ended March 31, 1997 and 1996 would have been 2.65%, 2.27% and 3.30%, respectively, for SoGen Overseas Fund; and 1.83%, 1.19% and 1.26% respectively, for SoGen Gold Fund.
+ Without the effect of earnings credits, and the investment advisory fee waiver and expense reimbursement provided by SGAM Corp., the ratio of operating expenses to average net assets for SoGen Money Fund for the six months ended September 30, 1997, the years ended March 31, 1997, 1996, 1995 and for the period ended March 31, 1994 would have been 1.19%, 1.14%, 0.97%, 1.55% and 4.00%, respectively. The ratio of net investment income to average net asset for the six months ended September 30, 1997, the years ended March 31, 1997, 1996, 1995, and for the period ended March 31, 1994 would have been 4.48%, 4.26%, 4.76%, 3.34% and (1.07%), respectively.
++ Total returns disclosed for the period ended March 31, 1994 are not annualized. Annualized total returns for the period ended March 31, 1994 were 26.40%, 24.34% and 2.14% for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.
++Does not give effect to deduction of the sales load.
o Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to the Securities and Exchange Commission disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.
-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS                Dominique Raillard
Philippe Collas          Nathan Snyder
Jean-Marie Eveillard
Fred J. Meyer

OFFICERS
Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Ignatius Chithelen...............................................Vice President
Sean J. McKeown..................................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Carol Moreno................................................Assistant Secretary
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                       UNDERWRITER


Societe Generale Asset Management Corp.  Societe Generale Securities Corporation
1221 Avenue of the Americas              1221 Avenue of the Americas
New York, NY 10020                       New York, NY 10020

LEGAL COUNSEL                            INDEPENDENT AUDITORS


Dechert Price & Rhoads                   KPMG Peat Marwick LLP
30 Rockefeller Plaza                     345 Park Avenue
New York, NY 10112                       New York, NY 10154

                                         GLOBAL CUSTODIAN
DOMESTIC CUSTODIAN


                                         The Chase Manhattan Bank
Investors Fiduciary Trust Company        4 Chase MetroTech Center
801 Pennsylvania                         Brooklyn, NY 11245
Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT

DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

The financial information included herein is taken from the records of the Fund without examination by the Fund's independent auditors, who do not express an opinion thereon.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Funds, Inc.

LOGO
    SoGen Funds, Inc.
    1221 Avenue of the Americas
    New York, NY 10020





SGF4